Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table sets forth additional compensation information for our principal executive officer (“PEO”) and non-PEO NEOs, including the “compensation actually paid” (“CAP”) to our PEO and Average CAP to our non-PEO NEOs, as determined in accordance with SEC rules; total shareholder return (“TSR”); net income; and operating income for our fiscal years 2023, 2022, 2021, and 2020:

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)		Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs		Total Shareholder Return (10)	Peer Group Total Shareholder Return (11)	Net Income (Dollars in Thousands)	Operating Income (Dollars in Thousands)
2023	$3,109,523	$3,179,981	(2)	$1,415,270	$1,375,921	(6)	$105	$134	$(18,718)	$42,316
2022	$4,003,765	$3,381,968	(3)	$1,783,084	$1,606,848	(7)	$100	$109	$94,583	$210,408
2021	$2,595,084	$2,364,664	(4)	$1,453,843	$1,451,097	(8)	$99	$142	$54,414	$125,991
2020	$2,610,139	$2,190,144	(5)	$1,367,753	$1,298,465	(9)	$92	$119	$177,535	$28,092

(1)
The PEO for each of the years presented within this table is Mr. Edman, President, and Chief Executive Officer. The Non-PEO NEOs for 2023 were Ms. Gridley and Messrs. Boehle, Schull, Soder and Titterton. The Non-PEO NEOs for 2022 were Ms. Gridley and Messrs. Schull, Soder and Titterton. The Non-PEO NEOs for 2021 were Messrs. Schull, Soder, Titterton, and Weber. The Non-PEO NEOs for 2020 were Ms. Gridley and Messrs. Schull, Soder and Titterton.
(2)
To calculate the CAP, as determined in accordance with SEC rules, to the PEO in 2023, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $1,221,347 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,276,507 was added representing the year-end 2023 fair value of the equity awards granted in 2023 that remained outstanding and unvested as of January 2, 2023; (3) $30,851 was added representing the increase in fair value between the year-end 2023 and 2022 for equity awards granted in prior years that remain outstanding and unvested at the end of 2023; and (4) $15,553 was deducted representing the decrease in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2023.
(3)
To calculate the CAP, as determined in accordance with SEC rules, to the PEO in 2022, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $1,064,521 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,181,032 was added representing the year-end 2022 fair value of the equity awards granted in 2022 that remained outstanding and unvested as of January 2, 2023; (3) $2,283 was deducted representing the decrease in fair value between the year-end 2022 and 2021 for equity awards granted in prior years that remain outstanding and unvested at the end of 2022; (4) $103,089 was deducted representing the decrease in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2022; and (5) $632,937 was deducted representing the year-end 2021 fair value of equity awards granted in prior years that did not meet the applicable vesting conditions during 2022.
(4)
To calculate the CAP, as determined in accordance with SEC rules, to the PEO in 2021, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $1,017,226 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,042,869 was added representing the year-end 2021 fair value of the equity awards granted in 2021 that remained outstanding and unvested as of January 3, 2022; (3) $56,654 was added representing the increase in fair value between the year-end 2021 and 2020 for equity awards granted in prior years that remain outstanding and unvested at the end of 2021; (4) $27,872 was added representing the increase in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2021; and (5) $340,588 was deducted representing the year-end 2020 fair value of equity awards granted in prior years that did not meet the applicable vesting conditions during 2021.
(5)
To calculate the CAP, as determined in accordance with SEC rules, to the PEO in 2020, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $861,985 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,017,220 was added representing the year-end 2020 fair value of the equity awards granted in 2020 that remained outstanding and unvested as of December 28, 2020; (3) $43,322 was deducted representing the decrease in fair value between the year-end 2020 and 2019 for equity awards granted in prior years that remain outstanding and unvested at the end of 2020; (4) $119,017 was deducted representing the decrease in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2020; and (5) $412,890 was deducted representing the year-end 2019 fair value of equity awards granted in prior years that did not meet the applicable vesting conditions during 2020.
(6)
To calculate the average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs in 2023, the average of the Summary Compensation Table total for the Non-PEO NEOs is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $576,335 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $544,644 was added representing the year-end 2023 fair value of the equity awards granted in 2023 that remained outstanding and unvested as of January 1, 2024; (3) $1,635 was deducted representing the decrease in fair value between the yearend 2023 and 2022 for equity awards granted in prior years that remain outstanding and unvested at the end of 2023; and (4) $21,668 was deducted representing the decrease in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2023.
(7)
To calculate the average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs in 2022, the average of the Summary Compensation Table total for the Non-PEO NEOs is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $551,625 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $629,596 was added representing the year-end 2022 fair value of the equity awards granted in 2022 that remained outstanding and unvested as of January 2, 2023; (3) $1,635 was deducted representing the decrease in fair value between the yearend 2022 and 2021 for equity awards granted in prior years that remain outstanding and unvested at the end of 2022; (4) $68,195 was deducted representing the decrease in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2022; and (5) $184,376 was deducted representing the year-end 2021 fair value of equity awards granted in prior years that did not meet the applicable vesting conditions during 2022.
(8)
To calculate the average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs in 2021, the average of the Summary Compensation Table total for the Non-PEO NEOs is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $566,086 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $584,523 was added representing the year-end 2021 fair value of the equity awards granted in 2021 that remained outstanding and unvested as of January 3, 2022; (3) $39,688 was added representing the increase in fair value between the year end 2021 and 2020 for equity awards granted in prior years that remain outstanding and unvested at the end of 2021; (4) $18,593 was added representing the increase in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2021; and (5) $80,963 was deducted representing the year-end 2020 fair value of equity awards granted in prior years that did not meet the applicable vesting conditions during 2021.
(9)
To calculate the average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs in 2020, average of the Summary Compensation Table total for the Non-PEO NEOs is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $470,373 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $580,857 was added representing the year-end 2020 fair value of the equity awards granted in 2020 that remained outstanding and unvested as of December 28, 2020; (3) $29,804 was deducted representing the decrease in fair value between the yearend 2020 and 2019 for equity awards granted in prior years that remain outstanding and unvested at the end of 2020;(4) $71,319 was deducted representing the decrease in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2020; and (5) $78,648 was deducted representing the year-end 2019 fair value of equity awards granted in prior years that did not meet the applicable vesting conditions during 2020.
(10)
For purposes of calculating the cumulative total shareholder return, the measurement period is the market close on the last trading day before fiscal year 2020, through and including the end of the fiscal year for which cumulative total shareholder return is being calculated.
(11)
The peer group used in this calculation is defined as the “Executive Peer Group” on page 34.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote	The Non-PEO NEOs for 2023 were Ms. Gridley and Messrs. Boehle, Schull, Soder and Titterton.	The Non-PEO NEOs for 2022 were Ms. Gridley and Messrs. Schull, Soder and Titterton.	The Non-PEO NEOs for 2021 were Messrs. Schull, Soder, Titterton, and Weber.	The Non-PEO NEOs for 2020 were Ms. Gridley and Messrs. Schull, Soder and Titterton.
Peer Group Issuers, Footnote	(11) The peer group used in this calculation is defined as the “Executive Peer Group” on page 34.
PEO Total Compensation Amount	$ 3,109,523	$ 4,003,765	$ 2,595,084	$ 2,610,139
PEO Actually Paid Compensation Amount	$ 3,179,981	3,381,968	2,364,664	2,190,144
Adjustment To PEO Compensation, Footnote
(2)
To calculate the CAP, as determined in accordance with SEC rules, to the PEO in 2023, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $1,221,347 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,276,507 was added representing the year-end 2023 fair value of the equity awards granted in 2023 that remained outstanding and unvested as of January 2, 2023; (3) $30,851 was added representing the increase in fair value between the year-end 2023 and 2022 for equity awards granted in prior years that remain outstanding and unvested at the end of 2023; and (4) $15,553 was deducted representing the decrease in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2023.
(3)
To calculate the CAP, as determined in accordance with SEC rules, to the PEO in 2022, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $1,064,521 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,181,032 was added representing the year-end 2022 fair value of the equity awards granted in 2022 that remained outstanding and unvested as of January 2, 2023; (3) $2,283 was deducted representing the decrease in fair value between the year-end 2022 and 2021 for equity awards granted in prior years that remain outstanding and unvested at the end of 2022; (4) $103,089 was deducted representing the decrease in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2022; and (5) $632,937 was deducted representing the year-end 2021 fair value of equity awards granted in prior years that did not meet the applicable vesting conditions during 2022.
(4)
To calculate the CAP, as determined in accordance with SEC rules, to the PEO in 2021, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $1,017,226 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,042,869 was added representing the year-end 2021 fair value of the equity awards granted in 2021 that remained outstanding and unvested as of January 3, 2022; (3) $56,654 was added representing the increase in fair value between the year-end 2021 and 2020 for equity awards granted in prior years that remain outstanding and unvested at the end of 2021; (4) $27,872 was added representing the increase in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2021; and (5) $340,588 was deducted representing the year-end 2020 fair value of equity awards granted in prior years that did not meet the applicable vesting conditions during 2021.
(5)
To calculate the CAP, as determined in accordance with SEC rules, to the PEO in 2020, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $861,985 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,017,220 was added representing the year-end 2020 fair value of the equity awards granted in 2020 that remained outstanding and unvested as of December 28, 2020; (3) $43,322 was deducted representing the decrease in fair value between the year-end 2020 and 2019 for equity awards granted in prior years that remain outstanding and unvested at the end of 2020; (4) $119,017 was deducted representing the decrease in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2020; and (5) $412,890 was deducted representing the year-end 2019 fair value of equity awards granted in prior years that did not meet the applicable vesting conditions during 2020.

Non-PEO NEO Average Total Compensation Amount	$ 1,415,270	1,783,084	1,453,843	1,367,753
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,375,921	1,606,848	1,451,097	1,298,465
Adjustment to Non-PEO NEO Compensation Footnote
(6)
To calculate the average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs in 2023, the average of the Summary Compensation Table total for the Non-PEO NEOs is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $576,335 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $544,644 was added representing the year-end 2023 fair value of the equity awards granted in 2023 that remained outstanding and unvested as of January 1, 2024; (3) $1,635 was deducted representing the decrease in fair value between the yearend 2023 and 2022 for equity awards granted in prior years that remain outstanding and unvested at the end of 2023; and (4) $21,668 was deducted representing the decrease in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2023.
(7)
To calculate the average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs in 2022, the average of the Summary Compensation Table total for the Non-PEO NEOs is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $551,625 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $629,596 was added representing the year-end 2022 fair value of the equity awards granted in 2022 that remained outstanding and unvested as of January 2, 2023; (3) $1,635 was deducted representing the decrease in fair value between the yearend 2022 and 2021 for equity awards granted in prior years that remain outstanding and unvested at the end of 2022; (4) $68,195 was deducted representing the decrease in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2022; and (5) $184,376 was deducted representing the year-end 2021 fair value of equity awards granted in prior years that did not meet the applicable vesting conditions during 2022.
(8)
To calculate the average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs in 2021, the average of the Summary Compensation Table total for the Non-PEO NEOs is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $566,086 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $584,523 was added representing the year-end 2021 fair value of the equity awards granted in 2021 that remained outstanding and unvested as of January 3, 2022; (3) $39,688 was added representing the increase in fair value between the year end 2021 and 2020 for equity awards granted in prior years that remain outstanding and unvested at the end of 2021; (4) $18,593 was added representing the increase in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2021; and (5) $80,963 was deducted representing the year-end 2020 fair value of equity awards granted in prior years that did not meet the applicable vesting conditions during 2021.
(9)
To calculate the average CAP, as determined in accordance with SEC rules, to the Non-PEO NEOs in 2020, average of the Summary Compensation Table total for the Non-PEO NEOs is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $470,373 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $580,857 was added representing the year-end 2020 fair value of the equity awards granted in 2020 that remained outstanding and unvested as of December 28, 2020; (3) $29,804 was deducted representing the decrease in fair value between the yearend 2020 and 2019 for equity awards granted in prior years that remain outstanding and unvested at the end of 2020;(4) $71,319 was deducted representing the decrease in fair value at the vesting date compared to the prior year-end for equity awards granted in prior years that vested during 2020; and (5) $78,648 was deducted representing the year-end 2019 fair value of equity awards granted in prior years that did not meet the applicable vesting conditions during 2020.

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, each as set forth in the Table above, and our cumulative TSR over the four-year period from 2020 through 2023. The following chart also compares our cumulative TSR over the four-year period from 2020 through 2023 to that of our Peer Group (defined as the “Executive Peer Group” on page 34) over the same time period.

* Assumes $100 invested at market close of 12/31/2020 in stock or index

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our net income during fiscal years 2020 through 2023, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our operating income during fiscal years 2020 through 2023, each as set forth in the table above.

Total Shareholder Return Vs Peer Group

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, each as set forth in the Table above, and our cumulative TSR over the four-year period from 2020 through 2023. The following chart also compares our cumulative TSR over the four-year period from 2020 through 2023 to that of our Peer Group (defined as the “Executive Peer Group” on page 34) over the same time period.

* Assumes $100 invested at market close of 12/31/2020 in stock or index

Tabular List, Table

Financial Performance Measures

We believe that a significant portion of the Company’s named executive officers’ target total compensation should be dependent upon performance. At TTM, we use corporate, business unit and individual performance components to link compensation actually paid (as defined by SEC rules) to the Company’s named executive officers for the most recently completed fiscal year. The Company’s performance metric targets include the following:

□
Total Revenue
□
Adjusted EBITDA
□
Global Operating Income
□
Global Cash Flow as a percentage of Revenue
□
Sector Operating Income
□
Individual Goals

Our human capital and compensation committee believes that the selected TSR Peer Group is more appropriate for determining TSR under our PRU program as it provides a comparison of our Company’s stock price performance against our global competitors. For a discussion regarding how the TSR Peer Group affects executive compensation, please see the “Long- Term Equity Awards” section on page 42.

Total Shareholder Return Amount	$ 105	100	99	92
Peer Group Total Shareholder Return Amount	134	109	142	119
Net Income (Loss)	$ (18,718,000)	$ 94,583,000	$ 54,414,000	$ 177,535,000
Company Selected Measure Amount	42,316,000	210,408,000	125,991,000	28,092,000
PEO Name	Mr. Edman
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Global Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Global Cash Flow as a percentage of Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Sector Operating Income
Measure:: 6
Pay vs Performance Disclosure
Name	Individual Goals
PEO | Changes In Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,221,347)	$ (1,064,521)	$ (1,017,226)	$ (861,985)
PEO | Fair Value Of The Equity Awards Granted In Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,276,507	1,181,032	1,042,869	1,017,220
PEO | Fair Value Between The Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,851	(2,283)	56,654	(43,322)
PEO | Fair Value For Equity Awards Granted In Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,553)	(103,089)	27,872	(119,017)
PEO | Fair Value for Equity Awards Granted in Years Under Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(632,937)	(340,588)	(412,890)
Non-PEO NEO | Changes In Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(576,335)	(551,625)	(566,086)	(470,373)
Non-PEO NEO | Fair Value Of The Equity Awards Granted In Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	544,644	629,596	584,523	580,857
Non-PEO NEO | Fair Value Between The Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,635)	(1,635)	39,688	(29,804)
Non-PEO NEO | Fair Value For Equity Awards Granted In Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,668)	(68,195)	18,593	(71,319)
Non-PEO NEO | Fair Value for Equity Awards Granted in Years Under Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (184,376)	$ (80,963)	$ (78,648)